Oil and gas reserves information: (Details) (USD $)	12 Months Ended				12 Months Ended
	Jun. 30, 2013 item	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2014	Jun. 30, 2013 Natural Gas (Mcfs) Mcf	Jun. 30, 2012 Natural Gas (Mcfs) acre Mcf	Jun. 30, 2011 Natural Gas (Mcfs) Mcf	Jun. 30, 2013 Oil (Bbls) bbl	Jun. 30, 2012 Oil (Bbls) bbl	Jun. 30, 2011 Oil (Bbls) bbl	Jun. 30, 2013 Natural Gas Liquids (Bbls) gal	Jun. 30, 2012 Natural Gas Liquids (Bbls) gal	Jun. 30, 2013 Proved developed reserves Natural Gas (Mcfs) Mcf	Jun. 30, 2012 Proved developed reserves Natural Gas (Mcfs) Mcf	Jun. 30, 2011 Proved developed reserves Natural Gas (Mcfs) Mcf	Jun. 30, 2010 Proved developed reserves Natural Gas (Mcfs) Mcf	Jun. 30, 2013 Proved developed reserves Oil (Bbls) bbl	Jun. 30, 2012 Proved developed reserves Oil (Bbls) bbl	Jun. 30, 2011 Proved developed reserves Oil (Bbls) bbl	Jun. 30, 2010 Proved developed reserves Oil (Bbls) bbl	Jun. 30, 2013 Proved developed reserves Natural Gas Liquids (Bbls) bbl	Jun. 30, 2012 Proved developed reserves Natural Gas Liquids (Bbls) bbl	Jun. 30, 2013 Proved undeveloped reserves Natural Gas (Mcfs) Mcf	Jun. 30, 2012 Proved undeveloped reserves Natural Gas (Mcfs) Mcf	Jun. 30, 2011 Proved undeveloped reserves Natural Gas (Mcfs) Mcf	Jun. 30, 2010 Proved undeveloped reserves Natural Gas (Mcfs) Mcf	Jun. 30, 2013 Proved undeveloped reserves Oil (Bbls) bbl	Jun. 30, 2012 Proved undeveloped reserves Oil (Bbls) bbl	Jun. 30, 2010 Proved undeveloped reserves Oil (Bbls) bbl	Jun. 30, 2013 Proved undeveloped reserves Natural Gas Liquids (Bbls) bbl	Jun. 30, 2012 Proved undeveloped reserves Natural Gas Liquids (Bbls) bbl
Oil and gas reserves information:
Provision for price and cost escalations over prices and costs existing at year-end	$ 0
Amortization rate per Mcf (in dollars per Mcf)	2.80	2.70	2.48
Proved developed and undeveloped reserves:
Beginning of year					23,339,985	57,692,086	29,157,280	427,633	1,199	8,647	55,169,760		4,899,388	3,982,265	6,634,236	2,666,610	1,835	443	1,199	1,166	11,205	35	28,092,172	19,357,720	51,057,850	26,490,670	393,673	427,190	7,481	1,624,269	1,313,531
Revisions of previous estimates					353,722	(51,465,506)	(2,429,214)	(177,553)	344	(4,742)	(11,725,079)	55,093
Extensions and discoveries					10,439,327	19,357,720	32,445,450	146,291	427,190		25,351,284	55,168,290
Less: Production					(1,141,474)	(2,244,315)	(1,481,430)	(863)	(1,100)	(2,706)	(106,057)	(53,623)
End of year					32,991,560	23,339,985	57,692,086	395,508	427,633	1,199	68,689,908	55,169,760	4,899,388	3,982,265	6,634,236	2,666,610	1,835	443	1,199	1,166	11,205	35	28,092,172	19,357,720	51,057,850	26,490,670	393,673	427,190	7,481	1,624,269	1,313,531
Number of Proven Undeveloped locations	36
Number of acres spacing per unit utilized for horizontally-drilled wells						160
Discount rate (as a percent)	10.00%			10.00%
Downward revision made to proved developed reserves of Bossier/Haynesville shale horizontal wells and Cotton Valley vertical wells					353,722
Increased estimated ultimate recovery before revision					4,000
Increased estimated ultimate recovery after revision					6,000
Plugging and abandonment costs	169,300
Maximum plugging and abandonment costs as a percentage of Standardized Measure (as a percent)	0.50%
Standardized Measure	39,025,000
Estimated standardized measure related to proved oil and gas reserves
Future cash flows	242,990,435	179,704,719	261,446,375
Future production costs	(29,432,000)	(32,485,700)	(43,345,400)
Future development costs	(111,455,400)	(72,969,420)	(126,835,250)
Future severance tax expense	(13,268,035)	(4,526,463)	(4,330,356)
Future net cash flows	88,835,000	69,723,136	86,935,369
Ten percent annual discount for estimated timing of net cash flows	(49,787,200)	(39,746,927)	(40,024,625)
Standardized measure of discounted future net cash flows	39,047,800	29,976,209	46,910,744
Changes from:
Sale of oil and gas produced	(1,971,234)	(4,967,776)	(4,275,771)
Net changes in prices and production costs	(695,805)	(56,534,586)	(12,465,909)
Extensions and discoveries	12,195,100	24,472,000	19,367,520
Revision of previous quantity estimates	11,285,959	(17,572,834)	(6,450,989)
Accretion of discounts	2,997,621	4,691,074	6,475,729
Net change in income taxes	526,854	1,975,312	(2,178,009)
Development costs incurred that reduced future development costs			(321,688)
Changes in future development costs	48,872,306	(42,558,894)	(604,579)
Changes in timing of production and other	(64,139,210)	73,561,169	(17,392,850)
Change in standardized measure	9,071,591	(16,934,535)	(17,846,546)
Balances at beginning of year	29,976,209	46,910,744	64,757,290
Balances at end of year	$ 39,047,800	$ 29,976,209	$ 46,910,744